Summary of Changes in Fair Value of Yorkville Convertible Note (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on debt issuance	$ 444,000	$ 653,208
Repayment in cash of Yorkville convertible notes	(4,514,664)	(750,000)
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2024
Balance at December 31, 2025	1,200,501
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Issuance of Yorkville convertible note	4,950,000
Loss on debt issuance	444,000
Payment in shares to settle Yorkville convertible notes
Repayment in cash of Yorkville convertible notes	(4,514,664)
Conversions
Change in fair value	321,165
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2024
Balance at December 31, 2025	$ 1,200,501